UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21190
                                                     ---------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 559-4999
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2008
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2008

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                                       $ 21,056,154
Investments in Investment Funds, at fair value (cost: $689,224,368)              709,214,878
Receivable from Investment Funds                                                  54,195,345
Other assets                                                                          74,554
                                                                                ------------

          TOTAL ASSETS                                                           784,540,931
                                                                                ------------

LIABILITIES

Loan payable                                                                      81,900,000
Redemptions payable                                                               12,574,882
Contributions received in advance                                                 20,733,566
Management fee payable                                                             1,415,483
Interest payable                                                                     702,922
Accounts payable and accrued expenses                                                801,261
                                                                                ------------

          TOTAL LIABILITIES                                                      118,128,114
                                                                                ------------

                   SHAREHOLDERS' CAPITAL (594,710.611 SHARES OUTSTANDING)       $666,412,817
                                                                                ============

          NET ASSET VALUE PER SHARE                                             $  1,120.566
                                                                                ============


COMPOSITION OF NET ASSETS
    Paid-in Capital                                                             $723,321,096
    Accumulated net investment loss                                               (8,847,842)
    Accumlated net realized loss on investment transactions                       (7,678,325)
    Net unrealized appreciation on investments                                   (40,382,113)
                                                                                ------------
       Net Assets                                                               $666,412,817
                                                                                ============




The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                                           % OF
                                                                                                                       SHAREHOLDERS'
                                                                                   COST                FAIR VALUE         CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
        DIRECTIONAL EQUITY
              Artha Emerging Markets Fund LTD - b                              $ 12,700,000          $ 14,121,706           2.12%
              Frontpoint Onshore Healthcare Fund 2X LP - b                       10,000,000            11,524,059           1.73%
              Horseman European Select Fund - a                                  29,000,000            30,737,498           4.61%
              Horseman Global Fund LTD Class B USD - a                            5,000,000             5,456,766           0.82%
              Meditor European Hedge Fund (B) Ltd. - a                           11,000,000             9,974,873           1.50%
              Passport II LP - b *                                                        -            30,529,254           4.58%
              Sprott Offshore Fund II LTD Class B - a                            34,000,000            29,409,319           4.41%
                                                                               ------------          ------------      ----------
                 Total Directional Equity                                       101,700,000           131,753,475          19.77%
                                                                               ------------          ------------      ----------

        DIRECTIONAL MACRO
              Brevan Howard Multi Strategy Fund Limited - a                      10,000,000             9,862,905           1.48%
              Clarium Capital Fund Ltd. - b                                      25,000,000            17,566,047           2.64%
              Drawbridge Global Macro Fund Ltd Class H - b                        4,404,724             4,237,390           0.64%
              Drawbridge Global Macro Fund Ltd Side Pocket 5  - f                    23,145                22,763           0.00%
              Drawbridge Global Macro Fund Ltd Side Pocket 6  - f                    25,480                46,580           0.01%
              Drawbridge Global Macro Fund Ltd Side Pocket 4  - f                    81,867                74,813           0.01%
              Drawbridge Global Macro Fund Ltd Side Pocket 7  - f                     9,379                18,790           0.00%
              Drawbridge Global Macro Fund LTD Side Pocket 8 - f                      5,305                 6,079           0.00%
              Drawbridge Global Macro LTD C1 H10D SP May 9 2008 - f                  31,259                31,023           0.00%
              Drawbridge Global Macro Fund Side Pocket 8 - f                          6,378                 6,378           0.00%
                                                                               ------------          ------------      ----------
                 Total Directional Macro                                         39,587,537            31,872,768           4.78%
                                                                               ------------          ------------      ----------

        RELATIVE VALUE
              AB2 Fund - a                                                       47,500,000            56,857,202           8.53%
              Bennelong Asia Pacific Multi Strategies EQ Fund Class F USD - a    16,000,000            16,568,963           2.49%
              Criterion Institutional Partners LP - b                            16,000,000            13,915,669           2.09%
              Dundonald Fund I LP - b                                            33,500,000            37,394,511           5.61%
              Millenium Global Emerging Credit Fund Limited - g                  17,000,000            15,207,953           2.28%
              Perella Weinberg Partners Xerion Fund LP - b                       18,000,000            16,016,830           2.40%
              Providence MBS Fund, LP - b                                        16,000,000            16,680,144           2.50%
              Providence MBS Offshore Fund, LTD - b                              25,500,000            28,962,828           4.35%
              SOLA 1 - d                                                         45,000,000            41,729,762           6.26%
              Stratus Fund Ltd Double Leverage Class C - a                        3,300,000             5,708,496           0.86%
              Stratus Feeder Fund LTD Class C Double Leverage - a                 4,802,140             4,949,742           0.74%
              Stratus Fund LTD Double Lev Class C Side Pocket - f                   408,301               406,927           0.06%
              Structured Service Holdings LP - a                                 17,358,508            21,892,424           3.29%
              Structured Service Holdings LTD - a                                36,500,000            33,907,436           5.09%
              Tiger Asia Overseas Fund LTD Class B Offshore Fund - b             10,000,000            12,214,217           1.83%
                                                                               ------------          ------------      ----------
                 Total Relative Value                                           306,868,949           322,413,104          48.38%
                                                                               ------------          ------------      ----------




Note: Investments in underlying Investment Funds are categorized by investment strategy.
* Refer to Section 2.b. of the accompanying notes
a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime
f - Reimbursed only when underlying investment is realized or converted to regular interest in Investment Fund
g - Subsequent to September 30, 2008, the Fund went into liquidation


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                                           % OF
                                                                                                                       SHAREHOLDERS'
                                                                                   COST                FAIR VALUE         CAPITAL
        EVENT DRIVEN
              Ashmore Asian Recovery Fund Limited - b                            14,000,000            14,722,373           2.21%
              Carrington Investment Partners (US) LP - b                         11,200,000            11,195,044           1.68%
              Cevian Capital II LTD USD - d                                      14,550,718             7,122,814           1.07%
              CPIM Structured Credit Fund 1000 INC - b                            8,000,000             2,365,220           0.35%
              CPIM Structured Credit Fund 1500 INC - c                            6,225,321             1,437,757           0.22%
              Harbinger Capital Partners Offshore Fund I, LTD - b                37,500,000            34,763,079           5.22%
              Icahn Fund Ltd Class B - c                                         16,500,000            13,666,705           2.05%
              Lincoln Vale European Partners (US) Fund LP - c                     5,000,000             4,639,248           0.70%
              Marathon Special Oppportunity Ltd Class E - c                      10,000,000             9,429,922           1.42%
              Marathon Structured Finance Fund Ltd Class B - d                   20,700,000            17,843,304           2.68%
              Marathon Distressed Subprime Fund (Cayman) LTD Class A - b          5,000,000             4,412,458           0.66%
              New Amsterdam European Credit Fund Class A - a                      1,249,738               393,922           0.06%
              Pardus - b                                                         15,000,000             6,452,912           0.97%
              Paulson Advantage Plus LP - b                                      31,500,000            51,837,454           7.78%
              Stark Investments Structured Finance Onshore Fund - e               9,442,105             9,214,308           1.38%
              Third Point Partners Qualified, LP - b                             14,300,000            14,219,913           2.13%
              Trian Partners Ltd - d                                             20,900,000            19,459,098           2.92%
                                                                               ------------          ------------      ----------
                 Total Event Driven                                             241,067,882           223,175,531          33.50%
                                                                               ------------          ------------      ----------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                           689,224,368           709,214,878         106.43%

OTHER ASSETS, LESS LIABILITIES                                                                        (42,802,061)         (6.43)
                                                                                                     ------------      ----------

SHAREHOLDERS' CAPITAL                                                                                 666,412,817         100.00%
                                                                                                     ============      ==========




Note: Investments in underlying Investment Funds are categorized by investment strategy.
* Refer to Section 2.b. of the accompanying notes
a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime
f - Reimbursed only when underlying investment is realized or converted to regular interest in Investment Fund
g - Subsequent to September 30, 2008, the Fund went into liquidation


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2008 THROUGH SEPTEMBER 30, 2008
                                   (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                                     $     26,413
                                                                   ------------

            TOTAL INVESTMENT INCOME                                      26,413
                                                                   ------------

EXPENSES
      Management fees                                                 5,023,260
      Professional fees                                                 448,342
      Loan interest                                                     981,591
      Accounting fees                                                   543,475
      Directors' fees and expenses                                       31,500
      Marketing fees                                                     29,418
      Custodian fees                                                     16,729
      Miscellaneous expenses                                          1,799,940
                                                                   ------------

            TOTAL EXPENSES                                            8,874,255
                                                                   ------------

            NET INVESTMENT LOSS                                      (8,847,842)
                                                                   ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                                     (7,678,325)
Net change in unrealized depreciation on investments                (40,382,113)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (48,060,437)
                                                                   ------------

DECREASE IN SHAREHOLDERS' CAPITAL FROM OPERATIONS                  $(56,908,280)
                                                                   ============


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                 STATEMENTS OF CHANGES IN SHAREHOLDER'S CAPITAL
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED                 YEAR ENDED
                                                                          SEPTEMBER 30, 2008              MARCH 31, 2008
                                                                              (UNAUDITED)
OPERATIONS

      Net investment loss                                                    $ (8,847,842)                 $(12,346,338)
      Net realized loss on investments                                         (7,678,325)                   22,217,947
      Net change in unrealized depreciation on investments                    (40,382,113)                   18,264,850
                                                                             ------------                  ------------

         DECREASE IN SHAREHOLDERS' CAPITAL
         FROM OPERATIONS                                                      (56,908,280)                   28,136,459

DISTRIBUTIONS TO SHAREHOLDERS

      Distributions from net investment income                                          -                             -
      Distributions from net realized gain                                              -                   (32,217,900)
                                                                             ------------                  ------------

         DECREASE IN SHAREHOLDERS' CAPITAL
         FROM DISTRIBUTIONS TO SHAREHOLDERS                                             -                   (32,217,900)

SHAREHOLDERS' CAPITAL TRANSACTIONS

      Capital contributions                                                   200,324,979                   273,955,009
      Reinvestment of distributions                                                                          30,867,813
      Capital withdrawals                                                     (48,713,568)                  (56,242,519)
                                                                             ------------                  ------------

         INCREASE (DECREASE) IN SHAREHOLDERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                                            151,611,411                   248,580,303



         SHAREHOLDERS' CAPITAL AT BEGINNING OF YEAR                           571,709,686                   327,210,824
                                                                             ------------                  ------------

         SHAREHOLDERS' CAPITAL AT END OF PERIOD
         (594,710.611 AND 469,978.204 SHARES
         OUTSTANDING AT SEPTEMBER 30, 2008 AND MARCH
         31, 2008, RESPECTIVELY)                                             $666,412,817                  $571,709,686
                                                                             ============                  ============




The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF CASH FLOWS
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Decrease in Shareholders' Capital from Operations                               $ (56,908,280)
Adjustments to reconcile net increase in shareholders' capital from Operations to net cash used in operating activities:
      Purchases of investments in investment funds                               (252,000,001)
      Proceeds from disposition of investments in investment funds                 56,699,854
      Net realized gain on investments in investment funds                          7,678,325
      Net unrealized gain on investments in investment funds                       40,382,113
      Changes in operating assets and liabilities:
         Increase in receivable from investment funds                             (10,794,272)
         Decrease in prepaid professional fees                                        478,340
         Decrease in other assets                                                     144,726
         Decrease in management fee payable                                           (20,092)
         Increase in interest payable                                                 341,785
         Decrease in accounts payable and accrued expenses                            (24,102)
                                                                                -------------
         NET CASH USED IN OPERATING ACTIVITIES                                   (214,021,604)

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                       162,491,087
      Distributions paid in cash                                                            -
      Payments for shares redeemed                                                (44,151,320)
      Proceeds from loan payable                                                  143,000,000
      Payments for loan payable                                                   (86,500,000)
                                                                                -------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                174,839,767

         Net increase in cash and cash equivalents                                (39,181,837)

         Cash and cash equivalents at beginning of year                            60,237,991
                                                                                -------------
         Cash and cash equivalents at end of year                               $  21,056,154
                                                                                =============

Supplemental non-cash information:
      Decrease in contributions received in advance                             $ (37,833,892)
      Increase in redemptions payable                                               4,562,248




The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                           SEPTEMBER 30, 2008              MARCH 31, 2008
                                                                               (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD:                                         $    1,216.46                 $    1,207.54
                                                                              =============                 =============
      INCOME FROM INVESTMENT OPERATIONS***:
      Net investment loss                                                            (14.82)                       (34.29)
      Net realized and unrealized gain on investments                                (81.07)                       133.84
                                                                              -------------                 -------------
      TOTAL FROM INVESTMENT OPERATIONS                                               (95.89)                        99.55
                                                                              -------------                 -------------
      DISTRIBUTIONS FROM NET INVESTMENT INCOME
      DISTRIBUTIONS FROM NET REALIZED GAIN                                                                         (90.63)
NET ASSET VALUE, END OF PERIOD:                                               $    1,120.57                 $    1,216.46
                                                                              =============                 =============

TOTAL RETURN                                                                          (7.88%)**                      8.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                                     $ 666,412,817                 $ 571,709,686
                                                                              =============                 =============
Portfolio turnover                                                                    16.00% *                      30.05%
Ratio of expenses to average net assets                                                2.62% *                       2.90%
Ratio of net investment loss to average net assets                                    (2.61%)*                      (2.87%)

*   Annualized.
**  Total return for a period of less than a full year is not annualized.
*** Per share data for income from investment operations is computed using the total of monthly income and expense


THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.




The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. Shares of the Company are registered under the Securities Act of 1933 ("1933 Act").

     The investment objective of the Company is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

     Shares of the Company are sold to eligible investors (referred to as "Shareholders"). The minimum initial investment in the Company from each Shareholder is $25,000 (and was $50,000 from January 1, 2003 to November 1,
     2003); the minimum additional investment is $10,000.

     Citigroup Alternative Investments LLC ("CAI" or the "Adviser"), a Delaware limited liability company and an indirect, wholly owned subsidiary of Citigroup Inc., serves as the Company's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company's assets to various Investment Funds. Under the Company's governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements, offering memoranda and such negotiated "side letter" or similar arrangements as the Adviser may have entered into with the Investment Fund on behalf of the Company. The Company values these investments at fair value based on financial data supplied by the Investment Funds.

     a.   PORTFOLIO VALUATION

     The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

     The Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge the Company, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

     The Company may invest in Investment Funds that may designate certain investments within those Investment Funds, typically those that are especially illiquid and/or hard to value, as "special situation" (often called "Side-Pocket") investments with additional redemption limitations. Such a Side-Pocket is, in effect, similar to a private equity fund that requires its investors to remain invested for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund's illiquid assets in exchange for cash.

     As a general matter, the fair value of the Company's investment in an Investment Fund represents the amount that the Company can reasonably expect to receive from an Investment Fund if the Company's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Shareholder's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. The Company generally does not factor into its valuation a liquidity discount on any Investment Funds held. However, when an Investment Fund imposes extraordinary restrictions on redemptions or when there have been no recent transactions in the Investment Fund interests, the Company may determine that it is appropriate to apply such a discount. Any such decision would be made in good faith, and subject to the review and supervision of the Board of Directors. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

     The valuations reported by the Investment Managers, upon which the Company calculates its month-end net asset value and net asset value per Share, may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Investment Funds are audited by those Funds' independent registered public accountants and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, irrespective of their size and whether increasing or decreasing the net asset value of the Company at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

     As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to net asset value of an Investment Fund adversely affect the Company's net asset value, the outstanding Shares of the Company will be adversely affected by such prior repurchases redeemed at a net asset value per Share higher than the adjusted amount.

     Conversely, any increases in the net asset value per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding Shares of the Company and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value per Share lower than the adjusted amount. New Shareholders may be affected in a similar way, because the same principles apply to the purchase of Shares. Unlike a pricing adjustment based on an audit or new information, a pricing "error," such as an administrative mistake in processing or the misapplication by the Company or its agents of the valuation principles described in the Company's procedures, would require a retroactive adjustment, provided such an adjustment is deemed (in accordance with applicable regulatory guidance and upon consultation with the Company's auditors and/or counsel) to be material. Any such retroactive adjustment shall be reported promptly to the Company's Valuation Committee.

     b.   INCOME RECOGNITION AND EXPENSES

     Interest income is recorded on the accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation on investments on the Statement of Operations. The Company records realized gain or loss on its investment in Investment Funds only to the extent that cost of such investment as well as any Side Pocket has been fully recovered through previous redemptions from investment in Investment Funds.

     The Company bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with the Company's subsequent registration of its shares under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration.

     c.   INCOME TAXES

     The Company operated as a partnership from inception through September 30, 2005. As of October 1, 2005, the Company became a corporation that is taxed as a regulated investment company.

     It is the Company's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies (RIC) and distribute substantially all of its taxable net investment income and capital gains, if any, to Shareholders each year.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

     Therefore, no federal income or excise tax provision is typically required for the Company's financial statements. While the Company intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the 4% excise tax as described above, it is possible that some excise tax will be incurred. In such event, the Company will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     During the current year, the Company adopted FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's financial statements to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Adviser has concluded the adoption of FIN 48 had no impact on the operations of the Company for the six months ended September 30, 2008 and that no provision for income tax is required in the Company's financial statements.

     The Company's federal and state income and federal excise tax returns for which the applicable statute of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     d.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of cash on deposit and monies invested in money market deposit accounts that are accounted for at amortized cost, which approximates fair value.

     e.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management of the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

3.   FAIR VALUE DISCLOSURES

     In September 2006, the Statement of Financial  Accounting Standards No. 157
     - Fair Value Measurements - ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Company's investments. These inputs are summarized into the three broad levels listed below.

     --   Level 1 - Quoted prices in active markets for identical securities
     --   Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     --   Level 3 - Significant  unobservable  inputs  (including the Fund's own assumptions in determining the fair value of investments). The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on its own assumptions about what market participants would take into account in pricing the asset, using best information available.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used as of September 30, 2008, in valuing the Company's assets and liabilities carried at fair value:

     --------------------------------------------------------------------------------------------------------------------
                                     Investments in        Liabilities in      Appreciation in       Depreciation in
                                       Investment            Securities        Other Financial       Other Financial
                                         Funds               Sold Short          Instruments           Instruments
     --------------------------------------------------------------------------------------------------------------------
     Level 1                                     -
     --------------------------------------------------------------------------------------------------------------------
     Level 2                                     -
     --------------------------------------------------------------------------------------------------------------------
     Level 3                          $709,214,878
     --------------------------------------------------------------------------------------------------------------------
     Total                            $709,214,878
     --------------------------------------------------------------------------------------------------------------------

     SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

     --------------------------------------------------------------------------------------------------------------------
                                     Investments in        Liabilities in      Appreciation in       Depreciation in
                                       Investment            Securities        Other Financial       Other Financial
                                         Funds               Sold Short          Instruments           Instruments
     --------------------------------------------------------------------------------------------------------------------
     Balances as of 03/31/08          $561,975,169
     --------------------------------------------------------------------------------------------------------------------
     Realized gain (loss)               (7,678,325)
     --------------------------------------------------------------------------------------------------------------------
     Change in unrealized
     appreciation                      (40,382,113)
     (depreciation)
     --------------------------------------------------------------------------------------------------------------------
     Net purchases (sales)             195,300,147
     --------------------------------------------------------------------------------------------------------------------
     Net transfers in and out                    -
     (Level 3)
     --------------------------------------------------------------------------------------------------------------------
     Balance as of 09/30/08           $709,214,878
     --------------------------------------------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

4.   NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The adoption of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, the Company has not yet adopted FAS 161 and is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

5.   MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

     The Adviser provides certain management and administrative services to the Company. The Adviser acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, the Adviser also provides office space and other support services. In consideration for such services, the Company will pay the Adviser a monthly management fee based on end of month Shareholder's capital.

     Effective August 1, 2005, the Board of Directors approved a reduction in the management fee to 1.5% of net assets annually (from 2.25% annually).

     In addition, the Adviser allocated certain marketing fees of $29,418 to the Company during the six months ended September 30, 2008.

     Placement agents may be retained by the Company to assist in the placement of Fund Shares. A placement agent will generally be entitled to receive a fee from each investor in the Company whose shares the agent places. The specific amount of the placement fee paid with respect to a Shareholder is generally dependent on the size of the investment in the Company.

     Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Company Shares. For the six months ended September 30, 2008, the Company paid $1,018,670 in placement fees to CGM on the Company Shares. Such fees are deducted from an investor's gross contribution amount.

     The Company has entered into agreements with third parties to act as additional placement agents for the Company Shares. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

     Prior to October 1, 2005 the Company paid CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and reimbursed certain expenses.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

     CAI, as Administrator, retained PNC Global Investment Servicing Inc. ("PNCGIS"), an independent third party and wholly-owned subsidiary of the PNC Financial Services Group, to assist in the performance of its administrative duties.

     On October 1, 2005 a restructuring of this arrangement took effect. Under the new arrangement CAI and PNCGIS have separate agreements with the
     Company and act as co-administrators to the Company. CAI, as co-administrator, no longer receives a monthly fee for their administrative services to the Company. PNCGIS continues to provide certain accounting, recordkeeping, tax and investor related services. Fees for their services are charged directly to the Company.

     Effective January 1, 2008, each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $20,000 plus a Board of Directors meeting fee of $1,000 and a telephone meeting fee of $500. The Chairman of the Audit Committee receives an additional fee of $3,000 per year. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Company for the six months ended September 30, 2008 were $31,500.

     PFPC Trust Company (an affiliate of PNCGIS) serves as custodian of the Company's assets and provides custodial services for the Company. Fees payable to the custodian and reimbursement for certain expenses are paid by the Company. Total amounts expensed related to custodian fees by the Company for the six months ended September 30, 2008 were $16,729.

6.   SECURITIES TRANSACTIONS

     The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the six months ended September 30, 2008, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of September 30, 2008.

     Cost of purchases                                     $   252,058,886
                                                           ---------------
     Proceeds from sales                                   $    56,758,739
                                                           ---------------

     Gross unrealized appreciation                         $       216,715
     Gross unrealized depreciation                         $    40,598,828
                                                           ---------------
     Net unrealized depreciation                           $    40,382,113
                                                           ---------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

7.   CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

     Generally, initial and additional subscriptions for Shares may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

     Transactions in Shares were as follows the six months ended September 30, 2008 and the year ended March 31, 2008:

                                                  September 30, 2008          March 31, 2008
                                                 --------------------    ---------------------
Shares outstanding, beginning of year                 469,978.204               270,972.304
Shares purchased                                      164,469.268               219,390.921
Shares issued for reinvestment of distributions                                  24,801.593
Shares redeemed                                       (39,736.861)              (45,186.614)
                                                     ------------              ------------
Shares outstanding, end of year                       594,710.611               469,978.204
                                                     ============              ============


8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Company's risk of loss in these investment funds is limited to the value of it's investment in such funds.

9.   LOAN PAYABLE

     On December 27, 2006, the Company entered into a Credit and Security Agreement with an unaffiliated bank for a $125,000,000 revolving credit facility (the "Credit Facility"). The Credit Facility will be used in connection with investment activities, for cash management purposes, to fund the repurchase of shares or for temporary or emergency purposes as permitted under the Offering Memorandum. The Credit Facility is secured by the Company's assets. At September 30, 2008, the outstanding borrowing from the Credit Facility amounted to $81,900,000, bearing interest at a rate of 4.00% less a discount percentage per annum. Interest expense on the outstanding borrowing for the six months ended September 30, 2008 was $981,591 with $702,222 payable at September 30, 2008. The Credit Facility is scheduled to mature on December 27, 2008. While the Company intends to enter into a new Credit and Securities Agreement, there is no guarantee that the Company will be successful in securing a new facility.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT
                                   (UNAUDITED)

     The Company's officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company under the supervision of the Board of Directors. One of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser, their subsidiaries or Citigroup. The other Directors are not affiliated with the Adviser, their subsidiaries or Citigroup and are not "interested persons" as defined under
Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Directors and officers of the Company also may be directors and officers of other investment companies managed, advised, administered or distributed by Citigroup or its subsidiaries. A list of the Directors and officers of the Company and a brief statement of their present positions and principal occupations during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the Limited Liability Company Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

     Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser or its affiliates. The address for each Director and officer in his or her capacity as such is 55 East 59th Street, 10th Floor, New York, New York 10022.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


                              INDEPENDENT DIRECTORS


                                                                            NUMBER OF
                                                            PRINCIPAL     PORTFOLIOS IN
                     POSITION(S)     TERM OF OFFICE*      OCCUPATION(S)   FUND COMPLEX             OTHER
       NAME           HELD WITH      AND LENGTH OF           DURING        OVERSEEN BY         DIRECTORSHIPS
      AND AGE        THE COMPANY      TIME SERVED         PAST 5 YEARS       DIRECTOR         HELD BY DIRECTOR
-----------------   -------------   -----------------   ----------------  -------------    ------------------------
Charles Hurty         Director       November 2002 to    Business            One             GMAM Absolute Return
(born 1943)                          present             Consultant since                    Strategies Fund,
                                                         October 2001;                       LLC; CSFB
                                                         prior thereto,                      Alternative
                                                         Partner with                        Investment Fund (6
                                                         accounting firm                     portfolios); iShares
                                                         of KPMG, LLP.                       Trust and iShares,
                                                                                             Inc. (151 portfolios)

Steven Krull          Director       November 2002 to    Professor of        One             Cadogan
(born 1957)                          present             Finance at                          Opportunistic
                                                         Hofstra                             Alternatives Fund,
                                                         University;                         LLC
                                                         Business
                                                         Consultant.

Joshua Weinreich      Director       December 2006 to    Retired since       One             Cornell University,
(born 1960)                          present (served     2004. Between                       Endowment Hedge Fund
                                     as an Advisory      1985 and 2004                       Subcommittee;
                                     Director (1) from   held various                        Citigroup
                                     January 2006 to     positions at                        Alternative
                                     November 2006)      Bankers Trust/                      Investments LLC,
                                                         Deutsche Bank,                      Conflict Advisory
                                                         including Head of                   Board; Community
                                                         Corporate Capital                   Food Bank of New
                                                         Markets (US),                       Jersey, Treasurer;
                                                         CIO of Global                       Houseparty Inc.,
                                                         Private Bank                        Chairman
                                                         Deputy Head and                     compensation
                                                         Head of Global                      committee;
                                                         Private Bank,                       Newark Academy,
                                                         CEO of Asset                        Board of Trustees,
                                                         Management US and                   Chair
                                                         Global Head of                      Capital/Endowment
                                                         Hedge Funds.                        Committee;
                                                                                             Overlook Hospital
                                                                                             Foundation,
                                                                                             Vice-chair
                                                                                             Investment
                                                                                             Committee,
                                                                                             Vice-chair Budget
                                                                                             and Planning
                                                                                             committee

(1) As an Advisory Director, Mr. Weinreich participated in Board meetings in the same manner as a full Director, except that he was ineligible to cast a vote on any matter, as his appointment to the Board as an Independent Director had not yet been ratified by Shareholders.

*    Term of office of each Director is indefinite.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                              INTERESTED DIRECTORS

                                                                            NUMBER OF
                                                            PRINCIPAL     PORTFOLIOS IN
                     POSITION(S)     TERM OF OFFICE*      OCCUPATION(S)    FUND COMPLEX
     NAME             HELD WITH       AND LENGTH OF          DURING        OVERSEEN BY         OTHER DIRECTORSHIPS
   AND AGE           THE COMPANY       TIME SERVED        PAST 5 YEARS      DIRECTOR            HELD BY DIRECTOR
-----------------   -------------   -----------------   ----------------  -------------     ------------------------
Raymond Nolte       President and     September 2005     CEO, Fund of           One                     None
(born 1961)         Director          to present         Hedge Funds
                    (Chair)                              Group; Portfolio
                                                         Manager to
                                                         the Company
                                                         since September
                                                         2005; Global
                                                         Head and Chief
                                                         Investment
                                                         Officer,
                                                         Deutsche Bank
                                                         ARS Fund of
                                                         Funds business
                                                         (1996-April
                                                         2005).

*    Term of office of each Director is indefinite.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                    OFFICERS

                         POSITION(S) HELD       TERM OF OFFICE*
        NAME                    WITH           AND LENGTH OF TIME               PRINCIPAL OCCUPATION(S)
      AND AGE               THE COMPANY             SERVED                       DURING PAST 5 YEARS
------------------     -------------------    --------------------     --------------------------------------------
Raymond Nolte           President and          September 2005 to        See table for "Interested Directors" above.
(born 1961)             Director               present

Jennifer Magro          Vice President         December 2007 to         Managing Director, Citigroup Alternative
(born 1971)                                    present                  Investments LLC (2006-present); Director,
                                                                        Citigroup Alternative Investments LLC
                                                                        (2000-2006)

Trudi Gilligan          Chief Compliance       December 2004 to         Director and Associate General Counsel,
(born 1967)             Officer                present                  Citigroup Alternative Investments LLC (since
                                                                        2004); Vice President and  Associate General
                                                                        Counsel,  Citigroup Alternative Investments
                                                                        LLC (2000-2004); Associate, law firm of
                                                                        Battle Fowler LLP. (1996-2000)

Amy Olsen               Treasurer;             December 2007 to         Vice-President, Citigroup Alternative
(born 1975)             Principal              Present                  Investments LLC (2005-present); Associate,
                        Financial Officer                               Amaranth Advisors LLC (2004); Assistant
                                                                        Vice-President, Citigroup Alternative
                                                                        Investments LLC (2001-2004)

Christopher Hutt        Secretary              March 2008 to present    Director, Citigroup Alternative Investments
(born 1970)                                                             LLC (January 2008-present); Vice President,
                                                                        Citigroup Alternative Investments LLC
                                                                        (2004-2008); Assistant Vice President,
                                                                        JPMorgan Chase & Co., Network Client
                                                                        Consulting (2000-2003);

Brahm Pillai            Assistant Secretary    March 2008 to present    Assistant Vice President, Citigroup
(born 1979)                                                             Alternative Investments LLC (2007-present);
                                                                        Associate, Citigroup Alternative Investments
                                                                        LLC (2005-2006)

*    Term of office of each officer is indefinite.



     In addition to their roles as Independent Directors of the Company, each of Steven Krull and Josh Weinreich serve on special independent committees representing other clients of the Adviser. The committee engagements and related compensation are described below. These matters have been reviewed by the Company's Board of Directors, which determined that the engagements are appropriate for Independent Directors of the Company.

     Mr. Krull serves on the Advisory Committee for the Adviser's HedgeForum business. HedgeForum is a program under which third-party private investment funds are diligenced by the Adviser and then made available for direct investment by sophisticated investors. Mr. Krull is one of three members of the HedgeForum Advisory Committee (all committee members are unaffiliated with the Adviser) and receives for his services an annual retainer of $12,000 plus certain meeting fees and reimbursements for out of pocket expenses. For the six months ended September 30 2008, Mr. Krull received $12,000 in connection with this engagement. All such costs are borne by the third-party investment funds participating in the HedgeForum offering.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

     Mr. Weinreich serves on the Conflicts Committee for the Adviser. That committee is charged primarily with reviewing conflict-of-interest transactions initiated by the Adviser that require client consent and has been authorized in most instances to provide the needed consent on behalf of the client. Mr. Weinreich is one of two members of the Adviser's Conflicts Committee (all committee members are unaffiliated with the Adviser) and receives for his services an annual retainer of $12,000 plus certain meeting fees and reimbursements for out of pocket expenses. For the six months ended September 30, 2008, Mr. Weinreich received $12,000 in connection with this engagement. All such costs are borne by the clients whose interests are represented by the Conflicts Committee.

ITEM 2.   CODE OF ETHICS.

Not applicable.



ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.   INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Citigroup Alternative Investments Multi-Adviser Hedge Fund
             Portfolios LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       11/25/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       11/25/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Amy M. Olsen
                         -------------------------------------------------------
                           Amy M. Olsen, Treasurer
                           (principal financial officer)

Date                       11/25/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.